Significant Accounting Policies (Details) - Schedule of our sales from our product lines - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 52,990,008	$ 46,884,584
Healthcare products [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	28,103,868	11,669,522
Online store [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	8,093,778	21,373,795
Internet information and advertising [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	754,600	8,252,060
Automobiles [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 16,037,762	$ 5,589,207